Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Results of Operation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
HAI Summarized Financial Information [Line Items]
Net sales	$ 147	$ 148	$ 86
Gross Profit	25	27	19
Pre-tax income	6	8	11
Net Income	$ 3	$ 5	$ 8